Stock-Based Compensation - Non-cash stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Stock-based compensation expense	$ 1,813	$ 1,920	$ 17		$ 32	$ 199	$ 48
RENEO PHARMACEUTICALS INC [Member]
Stock-Based Compensation
Stock-based compensation expense	989		1,207	$ 2,067	2,364	5,112	4,320
Research and development [Member]
Stock-Based Compensation
Stock-based compensation expense	1,518	1,555	15		27	98	34
Research and development [Member] | RENEO PHARMACEUTICALS INC [Member]
Stock-Based Compensation
Stock-based compensation expense	244		494	497	967	1,815	1,593
General and administrative [Member]
Stock-Based Compensation
Stock-based compensation expense	295	$ 365	2		5	101	14
General and administrative [Member] | RENEO PHARMACEUTICALS INC [Member]
Stock-Based Compensation
Stock-based compensation expense	$ 745		$ 713	$ 1,570	$ 1,397	$ 3,297	$ 2,727